Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return ($)(4)	Net Income (loss) ($ in thousands)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	4,061,403	(1,719,739)	1,572,368	(313,960)	$38.51	172,167
2021	6,026,822	6,554,832	2,203,653	2,312,710	$133.13	(173,236)

Named Executive Officers, Footnote [Text Block]	The PEO for each year reported was Michael A. Sherman. The other non-PEO NEOs, for each year reported are Michael T. Andriole and Allen S. Melemed, M.D., M.B.A
PEO Total Compensation Amount	$ 4,061,403	$ 6,026,822
PEO Actually Paid Compensation Amount	$ (1,719,739)	6,554,832
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Sherman and the average amount of “compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the compensation actually paid:

Summary Compensation Table Total	PEO		Average of Non-PEO NEOs
	2022	2021	2022	2021
	4,061,403	6,026,822	1,572,368	2,203,653
Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	3,134,228	5,039,625	973,247	1,584,121
Add: Year-End Fair Value of Equity Awards Granted in the Year	959,503	2,599,016	296,076	816,833
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	(2,315,845)	959,878	(835,737)	264,426
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(1,676,452)	1,168,477	(492,491)	347,835
Add: Change in Fair Value of Equity Awards Granted and Vested in the Year	385,880	840,264	119,071	264,084
Compensation Actually Paid (b)	(1,719,739)	6,554,832	(313,960)	2,312,710

Non-PEO NEO Average Total Compensation Amount	$ 1,572,368	2,203,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ (313,960)	2,312,710
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Sherman and the average amount of “compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the compensation actually paid:

Summary Compensation Table Total	PEO		Average of Non-PEO NEOs
	2022	2021	2022	2021
	4,061,403	6,026,822	1,572,368	2,203,653
Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	3,134,228	5,039,625	973,247	1,584,121
Add: Year-End Fair Value of Equity Awards Granted in the Year	959,503	2,599,016	296,076	816,833
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	(2,315,845)	959,878	(835,737)	264,426
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(1,676,452)	1,168,477	(492,491)	347,835
Add: Change in Fair Value of Equity Awards Granted and Vested in the Year	385,880	840,264	119,071	264,084
Compensation Actually Paid (b)	(1,719,739)	6,554,832	(313,960)	2,312,710

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID VS COMPANY TSR
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID VS NET INCOME
Total Shareholder Return Amount	$ 38.51	133.13
Net Income (Loss)	$ 172,167,000	(173,236,000)
PEO Name	Michael A. Sherman
Additional 402(v) Disclosure [Text Block]	The amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.(b)Amount of equity award adjustments may differ from amount reported in the table above due to rounding.TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.(5)Net income (loss) attributable to Chimerix as reported in the Company’s consolidated financial statements for the applicable year.
PEO [Member] | Deduct Grant Date Fair Value Of Equity Awards As Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,134,228	5,039,625
PEO [Member] | Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	959,503	2,599,016
PEO [Member] | Add Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,315,845)	959,878
PEO [Member] | Add Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,676,452)	1,168,477
PEO [Member] | Add Change In Fair Value Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	385,880	840,264
Non-PEO NEO [Member] | Deduct Grant Date Fair Value Of Equity Awards As Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	973,247	1,584,121
Non-PEO NEO [Member] | Add Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	296,076	816,833
Non-PEO NEO [Member] | Add Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(835,737)	264,426
Non-PEO NEO [Member] | Add Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(492,491)	347,835
Non-PEO NEO [Member] | Add Change In Fair Value Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 119,071	$ 264,084